2. Restatement of Previously Reported Consolidated Financial Statements: Schedule of Consolidated Statement of Financial Position and Changes in Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Consolidated Statement of Financial Position and Changes in Shareholders' Equity

Consolidated Statement of Financial Position and Changes in Shareholders’ Equity

	Previously reported	Adjustments	Restated
	$	$	$
Liabilities
Other liabilities	-	820,612	820,612
Total Current Liabilities	3,062,917	820,612	3,883,529
Total Liabilities	3,094,024	820,612	3,914,636

Shareholders’ Equity
Reserve for restricted share units	821,906	(735,268)	86,638
Accumulated deficit	(24,610,379)	(85,344)	(24,695,723)
Total Shareholders’ Equity	23,324,964	(820,612)	22,504,352

Consolidated Statement of Loss and Comprehensive Loss

	Previously reported	Adjustments	Restated
	$	$	$
Expenses
Stock-based compensation	2,544,905	85,344	2,630,249
Total Expenses	(16,079,771)	(85,344)	(16,165,115)
Net Loss and Comprehensive Loss	(15,377,601)	(85,344)	(15,462,945)

Consolidated Statement of Cash Flows

	Previously reported	Adjustments	Restated
	$	$	$
Operating Activities
Net loss for the year	(15,377,601)	(85,344)	(15,462,945)
Stock-based compensation	2,544,905	85,344	2,630,249